Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Lease minimum annual rentals
As at December 31, 2020, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2021	1,586
2022	1,389
2023	1,098
2024	877
2025	485
5,435